Note 2 - Summary of Significant Accounting Policies: n. Provision for Income Taxes (Policies)	12 Months Ended
Sep. 30, 2016
Policies
n. Provision for Income Taxes

n.     Provision for Income Taxes – Income taxes are provided based upon the liability method of accounting.  Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end.   A valuation allowance is recorded against the deferred tax asset, if management believes it is more likely than not that some portion or all of the deferred tax assets will not be realized (see Note 12).